Consolidated Statement of Operations and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Subscription and services	$ 34,408	$ 19,114
Interest revenue	23,111	25,131
Total revenue	57,519	44,245
Cost of revenue
Provision for loan losses, net of recoveries	7,540	8,334
Transaction costs	3,940	414
Cost of revenue	11,480	8,748
Gross profit	46,039	35,497
Operating expenses
Technology and development	10,667	5,134
Marketing	16,474	4,807
Customer service and operations	13,214	6,179
General and administration	17,642	8,453
Stock based compensation	10,838	1,371
Depreciation and amortization	12,736	8,414
Total operating expenses	81,571	34,358
(Loss) income from operations	(35,532)	1,139
Other expenses (income)
Credit facility interest expense	4,109	6,194
Debenture and other financing expense	3,841	6,170
Accretion related to debentures and convertible debentures	1,252	963
Share of loss in investment accounted for using the equity method	278	0
Revaluation (gains) losses	(15,671)	2,426
Other non-operating expenses (income)	4,100	(1,169)
Other expenses (income)	(2,091)	14,584
Net loss before tax	(33,441)	(13,445)
Income tax recovery	(232)	0
Net loss	(33,209)	(13,445)
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Unrealized revaluation gain on digital assets	468	0
Foreign currency translation reserve	458	0
Other comprehensive income	926	0
Total comprehensive loss	$ (32,283)	$ (13,445)
Net loss per share
Basic loss per share	$ (0.53)	$ (0.47)
Diluted loss per share	$ (0.53)	$ (0.47)
Weighted average number of basic common shares (in 000s)	63,005	28,873
Weighted average number of fully diluted common shares (in 000s)	63,005	28,873